Subsequent Event	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Event
Note 14: Subsequent Event
In January 2023, we entered into a Share Purchase Agreement to acquire SuprNation AB (“SuprNation”), a European-based i-gaming company providing differentiated casino gaming experiences, for a cash consideration of approximately €33 million, on a cash free and debt free basis and subject to final review of SuprNation’s financial results of 2022. SuprNation operates in certain regulated European markets with gaming licenses in jurisdictions including Sweden, Great Britain, Malta and the Isle of Man, and its flagship title,
Duelz.com
, offers real money gaming with peer-to-peer gamification and social features designed to improve monetization and engagement. The acquisition is expected to close during the second quarter of 2023, subject to satisfaction or waiver of certain customary closing conditions, including without limitation, certain regulatory approvals. Following the closing, SuprNation AB will be a direct, wholly-owned subsidiary of DDI-US.